Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Fair Value of Options Estimated on Date of Grant Using Black-Scholes Option Pricing Model	Under the 2019 Plan, the fair value of the options was estimated on the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

December 31,
2021
Expected option life	5.6 years
Expected volatility	74.47%
Risk-free interest rate	1.0%
Expected dividend yield	—

Summary of Stock Option Activity

The following table summarizes stock option activity during the years ended December 31, 2022 and 2021:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Balance, December 31, 2020	1,577	$4,353.98	9.1 years
Granted	1,855	1,815.58
Expired/forfeited/cancelled	(388)	2,497.63
Balance, December 31, 2021	3,044	3,043.71	8.6 years
Expired/forfeited/cancelled	(1,105)	2,197.62
Balance, December 31, 2022	1,939	$3,525.88	6.5 years
Vested	1,466	$3,537.21	6.0 years
Vested and expected to vest	1,939	$3,525.88	6.5 years

Summary of Restricted Stock Units Activity

The following table summarizes Baudax Bio RSUs activity during the year ended December 31, 2022 and 2021:

	Number of shares	Weighted average grant date fair value
Balance, December 31, 2020	647	$5,418.52
Granted	886	1,439.81
Vested and settled	(501)	4,254.54
Expired/forfeited/cancelled	(80)	2,747.06
Balance, December 31, 2021	952	2,552.69
Granted	12,519	30.43
Vested and settled	(887)	1,314.11
Expired/forfeited/cancelled	(1,973)	205.75
Balance, December 31, 2022	10,611	$116.81
Expected to vest	10,233